Related parties transactions	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related parties transactions	Related parties transactions
Executive officers
The following table summarizes compensation information for key management personnel:

($ millions)	2023	2022	2021
Cash and other compensation	20.1	18.7	19.3
Post-employment benefits	1.1	0.9	0.9
Equity-based compensation	23.1	22.4	20.9
Total	44.3	42.0	41.1
Investment in an associated company
In December 2023, Alcon acquired approximately 8.5% voting interest of an associated company for $10 million which was accounted for using the equity method based on Alcon's ability to exercise significant influence. Subsequent to the acquisition of the voting interest, Alcon paid $3 million to extend the duration of its option to acquire certain exclusive commercialization rights from the associated company and recognized an intangible asset in the Consolidated Balance Sheet. Long-term convertible notes due from the associated company included in Financial assets on the Consolidated Balance Sheet amounted to $11 million as of December 31, 2023.